CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 16 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with SEC Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The amounts restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations, as determined pursuant to PRC generally accepted accounting principles, totaling RMB72.4 million and as of March 31, 2024 and 2025.

The subsidiaries did not pay any dividend to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from equity method investments.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

BALANCE SHEETS

	As of March 31,
	2025	2026
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	2	2
Prepaid expenses and other current assets	26,516	-
Inter-company receivable	466,289	432,580
Non-current assets
Investment in subsidiaries	(563,937)	(230,876)
Total assets	(71,130)	201,706

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	(324)	862
Due to related parties	22,906	20,794
Other payables and accrued liabilities	38,951	36,987
Total liabilities	61,533	58,643

Shareholders’ equity
Class A ordinary shares, par value US$0.001; Authorized: 900,000,000 shares; Issued and outstanding: 721 shares as of March 31,2025 and 169,242 shares as of March 31, 2026*	26	5,839
Class B ordinary shares, par value US$0.001; Authorized: 100,000,000 shares; nil shares as of March 31, 2025 and March 31, 2026	-	-
Additional paid-in capital	732,909	1,204,970
Subscription Receivables	-	(155,495)
Accumulated deficit	(878,915)	(906,751)
Accumulated other comprehensive income	13,317	(5,500)
Total shareholders’ equity	(132,663)	143,063
Total liabilities and shareholders’ equity	(71,130)	201,706

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 16 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (cont.)

STATEMENTS OF COMPREHENSIVE LOSS

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Loss from equity method investments	(50,082)	(558,399)	28,691
Operating expenses	(10,802)	(111,688)	(56,527)
Net loss	(60,884)	(670,087)	(27,836)
Foreign currency translation difference	1,456	10,584	(18,817)
Comprehensive loss	(59,428)	(659,503)	(46,653)

STATEMENTS OF CASH FLOWS

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	(60,884)	(670,087)	(27,836)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity loss of subsidiaries	50,082	558,399	(28,691)
Share-based compensation and expenses	8,892	111,034	-
Allowance for credit loss, net	-	-	25,950
Changes in operating assets and liabilities:
Inter-company receivable	(13,078)	10,624	33,709
Prepaid expenses and other current assets	(500)	(21,355)	(21,203)
Inter-company payable	(33,989)	(3,210)	1,186
Other payables and accrued liabilities	25,531	(5,058)	9,252
Net cash used in operating activities	(23,946)	(19,653)	(7,633)
Related-parties	2,901	(822)	(2,113)
Loan received from a shareholder	20,546	-	-
Proceeds from issuance of ordinary shares	-	11,724	-
Effect of exchange rate changes on cash and cash equivalent and restricted cash	498	8,752	9,746
Net change in cash and cash equivalent	(1)	1	-
Cash and cash equivalents, beginning of year	2	1	2
Cash and cash equivalents, end of year	1	2	2

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2025 and 2026, respectively.